Securities Available for Sale - Schedule of Available-for-sale Securities Reconciliation (Details) - LendingClub Corp [Member] - USD ($) $ in Thousands		Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		$ 219,152	$ 287,293	$ 298,882
Gross Unrealized Gains		202	91	3
Gross Unrealized Losses		(69)	(247)	(1,674)
Fair Value		219,285	287,137	297,211
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		123,007	181,359	217,243
Gross Unrealized Gains		176	63	2
Gross Unrealized Losses		(30)	(199)	(1,494)
Fair Value		123,153	181,223	215,751
Asset-backed Securities, Securitized Loans and Receivables [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	[1]	33,293
Gross Unrealized Gains	[1]	24
Gross Unrealized Losses	[1]	(32)
Fair Value	[1]	33,285
Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		25,920	27,501
Gross Unrealized Gains		0
Gross Unrealized Losses
Fair Value		25,920	27,501
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		15,454	25,369	54,543
Gross Unrealized Gains			4
Gross Unrealized Losses		(3)	(9)	(134)
Fair Value		15,451	25,364	54,409
Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		9,981	20,164
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value		9,981	20,164
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		5,000	19,602	16,602
Gross Unrealized Gains		1	21	1
Gross Unrealized Losses				(25)
Fair Value		5,001	19,623	16,578
US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		2,496	2,493	3,489
Gross Unrealized Gains			3
Gross Unrealized Losses		(4)		(4)
Fair Value		2,492	2,496	3,485
Other Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		4,001	10,805	7,005
Gross Unrealized Gains		1
Gross Unrealized Losses		0	(39)	(17)
Fair Value		$ 4,002	$ 10,766	$ 6,988

[1]	Approximately $32.5 million of the “Asset-backed securities related to Company-sponsored securitization transactions” are subject to restrictions on transfer pursuant to the Company's obligations as a “sponsor” under the U.S. Risk Retention Rules (as more fully described in “Part II. Other Information – Item 1A. Risk Factors – Risk retention rules and recent developments in our business may increase our compliance costs, impair our liquidity and otherwise adversely affect our operating results.” in the Company’s Quarterly Report on Form 10-Q for the period ended June 30, 2017).